Retirement Plans (Expected Benefit Payments) (Details) $ in Millions	May. 31, 2015 USD ($)
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2016	$ 10.2
2017	10.7
2018	11.0
2019	11.5
2020	12.3
2020-2025	72.5
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2016	1.1
2017	1.1
2018	1.0
2019	1.0
2020	1.0
2020-2025	$ 4.7